Quarterly Holdings Report
for
Fidelity® Series Corporate Bond Fund
May 31, 2024
XBC-NPRT3-0724
1.9891234.105
Nonconvertible Bonds - 89.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.:
2.25% 2/1/32	650,000	524,107
3.65% 9/15/59	223,000	148,852
3.8% 12/1/57	1,354,000	942,640
4.35% 3/1/29	900,000	868,226
Verizon Communications, Inc.:
2.1% 3/22/28	312,000	279,520
2.355% 3/15/32	3,000,000	2,435,458
2.55% 3/21/31	289,000	243,661
3.15% 3/22/30	47,000	42,128
3.7% 3/22/61	1,300,000	917,126
4.016% 12/3/29	1,250,000	1,179,578
		7,581,296
Entertainment - 0.3%
The Walt Disney Co.:
3.8% 3/22/30	600,000	563,252
4.75% 9/15/44	320,000	290,213
6.65% 11/15/37	970,000	1,084,788
		1,938,253
Media - 3.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
5.05% 3/30/29	1,600,000	1,533,109
5.25% 4/1/53	342,000	269,686
5.375% 5/1/47	120,000	96,464
5.5% 4/1/63	450,000	351,892
5.75% 4/1/48	1,950,000	1,641,508
6.1% 6/1/29	379,000	379,414
6.55% 6/1/34	803,000	804,635
Comcast Corp.:
2.937% 11/1/56	679,000	408,073
2.987% 11/1/63	2,211,000	1,290,793
COX Communications, Inc.:
1.8% 10/1/30 (b)	740,000	590,874
3.15% 8/15/24 (b)	35,000	34,801
Discovery Communications LLC:
3.625% 5/15/30	1,583,000	1,392,941
3.95% 3/20/28	600,000	562,156
Fox Corp.:
4.709% 1/25/29	4,000	3,912
5.476% 1/25/39	504,000	476,901
Time Warner Cable LLC:
5.5% 9/1/41	952,000	796,219
5.875% 11/15/40	2,475,000	2,146,117
7.3% 7/1/38	500,000	507,256
Warnermedia Holdings, Inc.:
3.755% 3/15/27	250,000	237,078
4.054% 3/15/29	87,000	80,109
4.279% 3/15/32	2,519,000	2,204,648
5.05% 3/15/42	348,000	287,599
5.141% 3/15/52	1,040,000	820,985
5.391% 3/15/62	650,000	511,176
		17,428,346
Wireless Telecommunication Services - 0.6%
Rogers Communications, Inc.:
3.8% 3/15/32	238,000	211,236
4.55% 3/15/52	1,450,000	1,181,024
5% 3/15/44	270,000	241,730
T-Mobile U.S.A., Inc.:
2.4% 3/15/29	381,000	335,631
2.7% 3/15/32	1,382,000	1,149,052
		3,118,673
TOTAL COMMUNICATION SERVICES		30,066,568
CONSUMER DISCRETIONARY - 4.2%
Automobiles - 1.3%
Ford Motor Co. 3.25% 2/12/32	1,400,000	1,150,685
General Motors Co. 5.95% 4/1/49	1,300,000	1,252,175
General Motors Financial Co., Inc.:
3.1% 1/12/32	1,400,000	1,172,362
5.55% 7/15/29	2,000,000	1,991,106
5.95% 4/4/34	1,700,000	1,692,005
		7,258,333
Distributors - 0.1%
Genuine Parts Co. 2.75% 2/1/32	747,000	618,191
Leisure Products - 0.2%
Brunswick Corp. 5.85% 3/18/29	1,300,000	1,297,979
Specialty Retail - 1.9%
Advance Auto Parts, Inc.:
1.75% 10/1/27	2,313,000	1,997,208
3.9% 4/15/30	1,000,000	898,895
AutoNation, Inc.:
3.85% 3/1/32	1,900,000	1,672,859
4.75% 6/1/30	20,000	19,036
Lowe's Companies, Inc.:
3.5% 4/1/51	975,000	669,410
5.15% 7/1/33	2,150,000	2,131,904
5.625% 4/15/53	600,000	580,549
O'Reilly Automotive, Inc.:
4.2% 4/1/30	800,000	757,990
4.35% 6/1/28	75,000	72,710
Ross Stores, Inc. 1.875% 4/15/31	600,000	486,539
The Home Depot, Inc. 1.375% 3/15/31	575,000	454,750
Triton Container International Ltd. 1.15% 6/7/24 (b)	1,200,000	1,198,410
		10,940,260
Textiles, Apparel & Luxury Goods - 0.7%
Tapestry, Inc.:
3.05% 3/15/32	1,515,000	1,218,113
7% 11/27/26	200,000	205,348
7.35% 11/27/28	320,000	331,372
7.7% 11/27/30	1,000,000	1,044,850
7.85% 11/27/33	1,000,000	1,054,130
		3,853,813
TOTAL CONSUMER DISCRETIONARY		23,968,576
CONSUMER STAPLES - 4.5%
Beverages - 1.0%
Anheuser-Busch InBev Worldwide, Inc.:
4.439% 10/6/48	500,000	425,998
4.9% 1/23/31	525,000	524,066
Constellation Brands, Inc.:
2.25% 8/1/31	1,600,000	1,306,008
2.875% 5/1/30	470,000	410,882
PepsiCo, Inc. 3.9% 7/18/32	3,000,000	2,783,270
		5,450,224
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)	138,000	122,780
Dollar Tree, Inc.:
3.375% 12/1/51	1,000,000	649,642
4.2% 5/15/28	375,000	359,429
		1,131,851
Food Products - 0.5%
JDE Peet's BV 2.25% 9/24/31 (b)	545,000	431,680
Smithfield Foods, Inc. 3% 10/15/30 (b)	1,432,000	1,210,017
Viterra Finance BV 4.9% 4/21/27 (b)	1,500,000	1,473,454
		3,115,151
Tobacco - 2.8%
Altria Group, Inc.:
2.45% 2/4/32	1,500,000	1,205,572
4.8% 2/14/29	612,000	600,163
BAT Capital Corp.:
2.259% 3/25/28	1,225,000	1,092,810
2.726% 3/25/31	2,800,000	2,353,356
3.557% 8/15/27	659,000	624,310
5.834% 2/20/31	468,000	474,027
6.421% 8/2/33	1,300,000	1,357,432
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (b)	500,000	478,072
4.25% 7/21/25 (b)	3,200,000	3,144,539
Philip Morris International, Inc.:
5.125% 2/15/30	2,200,000	2,182,944
5.625% 11/17/29	800,000	814,745
5.75% 11/17/32	903,000	921,594
Reynolds American, Inc. 4.45% 6/12/25	1,070,000	1,056,882
		16,306,446
TOTAL CONSUMER STAPLES		26,003,672
ENERGY - 6.5%
Oil, Gas & Consumable Fuels - 6.5%
Canadian Natural Resources Ltd.:
2.95% 7/15/30	1,071,000	934,007
6.25% 3/15/38	1,075,000	1,105,237
Cenovus Energy, Inc.:
2.65% 1/15/32	159,000	130,836
3.75% 2/15/52	480,000	341,152
5.25% 6/15/37	413,000	389,085
5.4% 6/15/47	39,000	36,006
6.75% 11/15/39	45,000	48,240
Columbia Pipelines Holding Co. LLC 6.042% 8/15/28 (b)	1,000,000	1,018,169
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	73,000	74,074
6.036% 11/15/33 (b)	197,000	200,801
6.497% 8/15/43 (b)	59,000	61,524
6.544% 11/15/53 (b)	106,000	112,313
DCP Midstream Operating LP:
5.125% 5/15/29	2,200,000	2,165,774
5.375% 7/15/25	318,000	316,541
Eastern Gas Transmission & Storage, Inc.:
3% 11/15/29	582,000	517,072
3.9% 11/15/49	1,000,000	707,775
Enbridge, Inc.:
3.4% 8/1/51	900,000	607,241
4.5% 6/10/44	250,000	207,375
Energy Transfer LP:
3.75% 5/15/30	3,554,000	3,250,855
4% 10/1/27	950,000	909,438
4.95% 6/15/28	650,000	639,496
6% 6/15/48	800,000	773,270
6.4% 12/1/30	1,250,000	1,304,645
EQT Corp. 5.75% 2/1/34	2,864,000	2,833,447
Equinor ASA:
1.75% 1/22/26	61,000	57,754
2.375% 5/22/30	550,000	477,201
Hess Corp.:
4.3% 4/1/27	2,575,000	2,506,517
5.8% 4/1/47	1,135,000	1,137,861
6% 1/15/40	575,000	593,532
Marathon Petroleum Corp. 4.75% 9/15/44	300,000	257,606
MPLX LP:
2.65% 8/15/30	702,000	599,624
4.95% 9/1/32	377,000	358,802
5.65% 3/1/53	2,300,000	2,171,965
Occidental Petroleum Corp. 2.9% 8/15/24	83,000	82,490
ONEOK, Inc. 3.25% 6/1/30	500,000	447,039
Ovintiv, Inc.:
5.15% 11/15/41	136,000	117,996
8.125% 9/15/30	409,000	459,994
Petroleos Mexicanos:
4.5% 1/23/26	1,000,000	946,180
6.49% 1/23/27	75,000	71,355
6.5% 3/13/27	80,000	75,472
Phillips 66 Co. 4.875% 11/15/44	300,000	269,501
Plains All American Pipeline LP/PAA Finance Corp.:
3.8% 9/15/30	97,000	88,251
4.65% 10/15/25	1,119,000	1,105,305
Suncor Energy, Inc. 6.5% 6/15/38	430,000	450,417
The Williams Companies, Inc.:
3.5% 11/15/30	913,000	821,994
4.65% 8/15/32	394,000	373,358
5.3% 8/15/52	89,000	82,130
TotalEnergies Capital International SA 3.127% 5/29/50	800,000	542,872
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	25,000	22,372
Western Midstream Operating LP:
3.1% 2/1/25	1,500,000	1,469,732
4.05% 2/1/30	1,870,000	1,730,934
5.3% 3/1/48	188,000	161,582
6.15% 4/1/33	735,000	745,890
6.35% 1/15/29	182,000	187,116
		37,097,215
FINANCIALS - 34.6%
Banks - 17.2%
AIB Group PLC:
5.871% 3/28/35 (b)(c)	1,400,000	1,390,178
6.608% 9/13/29 (b)(c)	378,000	388,646
Banco Santander SA 2.749% 12/3/30	1,000,000	833,898
Bank of America Corp.:
2.299% 7/21/32 (c)	1,500,000	1,220,704
2.676% 6/19/41 (c)	1,030,000	718,177
2.972% 2/4/33 (c)	2,500,000	2,106,936
3.483% 3/13/52 (c)	950,000	682,765
4.271% 7/23/29 (c)	700,000	671,828
4.571% 4/27/33 (c)	1,600,000	1,502,615
5.015% 7/22/33 (c)	2,000,000	1,948,641
5.202% 4/25/29 (c)	5,000,000	4,972,997
Bank of Ireland Group PLC 5.601% 3/20/30 (b)(c)	1,025,000	1,012,592
Barclays PLC:
2.645% 6/24/31 (c)	450,000	379,295
2.894% 11/24/32 (c)	2,250,000	1,857,061
5.2% 5/12/26	1,750,000	1,728,027
5.746% 8/9/33 (c)	349,000	348,537
6.692% 9/13/34 (c)	1,800,000	1,910,420
7.437% 11/2/33 (c)	1,100,000	1,209,519
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(c)(d)	1,182,000	1,102,257
2.591% 1/20/28 (b)(c)	490,000	454,031
3.052% 1/13/31 (b)(c)	875,000	766,177
3.132% 1/20/33 (b)(c)	1,250,000	1,055,707
5.894% 12/5/34 (b)(c)	1,600,000	1,646,326
BPCE SA:
2.277% 1/20/32 (b)(c)	600,000	485,174
4.875% 4/1/26 (b)	200,000	196,288
5.975% 1/18/27 (b)(c)	3,000,000	3,008,403
6.508% 1/18/35 (b)(c)	1,400,000	1,420,584
CaixaBank SA:
5.673% 3/15/30 (b)(c)	1,400,000	1,394,258
6.037% 6/15/35 (b)(c)	1,400,000	1,404,612
Citigroup, Inc.:
4.075% 4/23/29 (c)	1,600,000	1,528,589
4.45% 9/29/27	1,200,000	1,168,036
4.91% 5/24/33 (c)	599,000	574,420
6.174% 5/25/34 (c)	283,000	287,403
Citizens Financial Group, Inc.:
2.638% 9/30/32	2,015,000	1,533,870
6.645% 4/25/35 (c)	175,000	179,551
Commonwealth Bank of Australia 3.784% 3/14/32 (b)	1,280,000	1,117,446
Cooperatieve Rabobank UA 3.75% 7/21/26	300,000	288,345
Credit Agricole SA 2.811% 1/11/41 (b)	444,000	301,568
Fifth Third Bancorp 8.25% 3/1/38	300,000	351,639
HSBC Holdings PLC:
2.357% 8/18/31 (c)	1,002,000	832,024
2.848% 6/4/31 (c)	1,800,000	1,547,547
4.762% 3/29/33 (c)	1,600,000	1,479,395
5.402% 8/11/33 (c)	815,000	804,825
7.39% 11/3/28 (c)	720,000	760,425
Huntington Bancshares, Inc.:
2.487% 8/15/36 (c)	1,287,000	972,072
6.208% 8/21/29 (c)	1,600,000	1,630,934
ING Groep NV 4.017% 3/28/28 (c)	2,000,000	1,926,656
Intesa Sanpaolo SpA:
5.71% 1/15/26 (b)	1,126,000	1,115,115
7.2% 11/28/33 (b)	500,000	537,656
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	104,000	90,485
3.882% 7/24/38 (c)	2,725,000	2,331,850
4.203% 7/23/29 (c)	600,000	574,979
4.912% 7/25/33 (c)	3,000,000	2,907,333
5.717% 9/14/33 (c)	2,500,000	2,528,528
KBC Group NV 6.324% 9/21/34 (b)(c)	1,700,000	1,757,986
Lloyds Banking Group PLC:
4.65% 3/24/26	1,000,000	980,504
7.953% 11/15/33 (c)	1,000,000	1,119,239
National Australia Bank Ltd. 2.99% 5/21/31 (b)	1,200,000	1,006,104
PNC Financial Services Group, Inc.:
5.068% 1/24/34 (c)	2,200,000	2,112,041
5.582% 6/12/29 (c)	1,220,000	1,228,070
6.875% 10/20/34 (c)	1,200,000	1,300,570
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	335,000	307,137
6.499% 3/9/29 (c)	443,000	451,657
6.565% 6/12/29 (c)	1,750,000	1,790,011
Societe Generale:
1.488% 12/14/26 (b)(c)	3,300,000	3,083,885
3% 1/22/30 (b)	430,000	372,163
3.625% 3/1/41 (b)	1,300,000	888,090
6.221% 6/15/33 (b)(c)	800,000	799,313
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/33	2,100,000	2,155,867
Truist Financial Corp. 5.122% 1/26/34 (c)	700,000	666,655
U.S. Bancorp 5.775% 6/12/29 (c)	2,000,000	2,022,168
UniCredit SpA 1.982% 6/3/27 (b)(c)	1,200,000	1,114,631
Wells Fargo & Co.:
2.393% 6/2/28 (c)	800,000	733,884
4.478% 4/4/31 (c)	1,000,000	952,291
5.013% 4/4/51 (c)	700,000	638,272
5.389% 4/24/34 (c)	1,300,000	1,279,446
5.557% 7/25/34 (c)	1,300,000	1,294,182
5.574% 7/25/29 (c)	1,300,000	1,307,349
6.491% 10/23/34 (c)	1,750,000	1,861,339
Westpac Banking Corp. U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (c)(d)	1,400,000	1,365,825
Zions Bancorp. NA 3.25% 10/29/29	850,000	705,071
		98,481,094
Capital Markets - 5.6%
Ares Capital Corp.:
2.15% 7/15/26	750,000	691,841
2.875% 6/15/28	1,100,000	977,731
3.25% 7/15/25	1,775,000	1,719,652
3.875% 1/15/26	240,000	231,474
4.25% 3/1/25	75,000	73,977
Athene Global Funding:
1.45% 1/8/26 (b)	1,150,000	1,075,038
1.985% 8/19/28 (b)	1,355,000	1,174,067
2.5% 3/24/28 (b)	750,000	671,078
Blackstone Holdings Finance Co. LLC 2.8% 9/30/50 (b)	523,000	311,747
Blackstone Private Credit Fund:
2.7% 1/15/25	1,500,000	1,468,102
4.7% 3/24/25	127,000	125,636
7.05% 9/29/25	466,000	470,498
Deutsche Bank AG 4.5% 4/1/25	3,029,000	2,989,298
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	1,650,000	1,562,502
6.72% 1/18/29 (c)	270,000	278,792
Goldman Sachs Group, Inc.:
1.431% 3/9/27 (c)	1,850,000	1,720,706
4.223% 5/1/29 (c)	900,000	862,760
HPS Corporate Lending Fund 6.75% 1/30/29 (b)	3,142,000	3,162,040
Morgan Stanley:
1.794% 2/13/32 (c)	740,000	589,220
2.239% 7/21/32 (c)	1,500,000	1,216,387
4.431% 1/23/30 (c)	111,000	106,919
5.164% 4/20/29 (c)	2,500,000	2,483,160
5.424% 7/21/34 (c)	641,000	634,359
5.449% 7/20/29 (c)	316,000	317,106
NASDAQ, Inc.:
5.95% 8/15/53	189,000	192,105
6.1% 6/28/63	151,000	154,983
Nuveen LLC 5.55% 1/15/30 (b)	293,000	293,659
Sixth Street Specialty Lending, Inc. 6.125% 3/1/29	354,000	351,203
UBS Group AG:
1.305% 2/2/27 (b)(c)	800,000	741,963
2.095% 2/11/32 (b)(c)	1,550,000	1,245,893
3.091% 5/14/32 (b)(c)	1,200,000	1,022,571
3.126% 8/13/30 (b)(c)	613,000	546,780
4.194% 4/1/31 (b)(c)	800,000	743,656
4.988% 8/5/33 (b)(c)	1,200,000	1,147,013
6.537% 8/12/33 (b)(c)	500,000	526,605
9.016% 11/15/33 (b)(c)	300,000	363,524
		32,244,045
Consumer Finance - 3.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	236,000	232,022
2.45% 10/29/26	227,000	211,218
3% 10/29/28	237,000	214,131
3.3% 1/30/32	1,754,000	1,493,994
3.4% 10/29/33	526,000	438,050
3.85% 10/29/41	860,000	671,254
5.75% 6/6/28	1,200,000	1,209,946
6.15% 9/30/30	1,800,000	1,852,810
6.45% 4/15/27	599,000	613,154
Ally Financial, Inc.:
2.2% 11/2/28	480,000	413,895
4.75% 6/9/27	2,100,000	2,038,890
5.75% 11/20/25	910,000	905,882
6.992% 6/13/29 (c)	1,170,000	1,209,173
8% 11/1/31	717,000	784,859
Capital One Financial Corp.:
2.359% 7/29/32 (c)	1,785,000	1,393,151
3.8% 1/31/28	11,000	10,426
5.247% 7/26/30 (c)	662,000	646,664
5.268% 5/10/33 (c)	1,300,000	1,251,630
5.468% 2/1/29 (c)	318,000	315,445
5.817% 2/1/34 (c)	552,000	544,538
6.312% 6/8/29 (c)	1,250,000	1,275,805
7.624% 10/30/31 (c)	495,000	541,380
Discover Financial Services:
4.1% 2/9/27	39,000	37,479
6.7% 11/29/32	98,000	102,419
Ford Motor Credit Co. LLC:
3.625% 6/17/31	200,000	170,849
4.271% 1/9/27	400,000	384,375
4.95% 5/28/27	1,850,000	1,803,729
Synchrony Financial 4.25% 8/15/24	858,000	854,980
		21,622,148
Financial Services - 3.2%
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31	404,000	336,132
Aviation Capital Group LLC 6.75% 10/25/28 (b)	1,300,000	1,350,891
Corebridge Financial, Inc.:
3.65% 4/5/27	171,000	163,296
3.85% 4/5/29	168,000	156,626
3.9% 4/5/32	1,699,000	1,516,756
4.35% 4/5/42	45,000	37,098
4.4% 4/5/52	134,000	106,176
6.05% 9/15/33 (b)	1,600,000	1,635,804
Equitable Holdings, Inc.:
4.35% 4/20/28	700,000	672,004
5% 4/20/48	1,000,000	891,099
Fiserv, Inc. 3.5% 7/1/29	271,000	250,140
Jackson Financial, Inc.:
3.125% 11/23/31	2,257,000	1,871,412
4% 11/23/51	800,000	541,211
5.17% 6/8/27	181,000	179,080
5.67% 6/8/32	194,000	194,199
Jbs U.S.A. Holding Lux/ Jbs U.S.A. F:
2.5% 1/15/27	1,625,000	1,496,416
3% 5/15/32	1,570,000	1,275,102
4.375% 2/2/52	680,000	503,653
5.5% 1/15/30	1,600,000	1,562,508
5.75% 4/1/33	1,500,000	1,478,235
Rexford Industrial Realty LP 2.15% 9/1/31	599,000	477,404
Sixth Street Lending Partners 6.5% 3/11/29 (b)	1,751,000	1,749,183
		18,444,425
Insurance - 4.8%
AIA Group Ltd.:
3.2% 9/16/40 (b)	950,000	688,923
3.6% 4/9/29 (b)	1,515,000	1,414,341
5.375% 4/5/34 (b)	2,800,000	2,740,816
AmFam Holdings, Inc. 2.805% 3/11/31 (b)	950,000	725,558
Assurant, Inc. 2.65% 1/15/32	2,100,000	1,710,135
Athene Holding Ltd.:
3.45% 5/15/52	700,000	447,272
3.95% 5/25/51	316,000	225,454
6.65% 2/1/33	800,000	842,182
Empower Finance 2020 LP:
1.776% 3/17/31 (b)	324,000	255,844
3.075% 9/17/51 (b)	540,000	346,848
Fairfax Financial Holdings Ltd.:
3.375% 3/3/31	571,000	493,354
5.625% 8/16/32	2,100,000	2,057,845
6% 12/7/33 (b)	1,400,000	1,409,176
Five Corners Funding Trust II 2.85% 5/15/30 (b)	890,000	776,154
Guardian Life Insurance Co. of America 4.85% 1/24/77 (b)	400,000	329,705
Hartford Financial Services Group, Inc. 4.3% 4/15/43	1,025,000	860,800
Intact Financial Corp. 5.459% 9/22/32 (b)	1,117,000	1,105,625
Liberty Mutual Group, Inc. 5.5% 6/15/52 (b)	946,000	878,069
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	10,000	9,740
4.9% 3/15/49	834,000	749,088
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	350,000	229,405
MetLife, Inc. 5.375% 7/15/33	2,500,000	2,517,389
New York Life Insurance Co. 4.45% 5/15/69 (b)	54,000	42,581
Pacific LifeCorp 3.35% 9/15/50 (b)	700,000	479,440
Prudential Financial, Inc. 6% 9/1/52 (c)	672,000	656,898
Reinsurance Group of America, Inc. 5.75% 9/15/34	1,700,000	1,690,870
Reliance Standard Life Global Funding II 2.75% 5/7/25 (b)	478,000	465,106
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	200,000	192,072
Unum Group 4.125% 6/15/51	2,220,000	1,620,454
Willis Group North America, Inc. 5.35% 5/15/33	1,200,000	1,169,851
		27,130,995
TOTAL FINANCIALS		197,922,707
HEALTH CARE - 5.9%
Biotechnology - 0.3%
Amgen, Inc.:
3.375% 2/21/50	700,000	493,035
5.25% 3/2/30	222,000	222,580
5.25% 3/2/33	251,000	249,091
5.65% 3/2/53	118,000	116,459
5.75% 3/2/63	216,000	212,679
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	400,000	325,967
		1,619,811
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 2.823% 5/20/30	750,000	656,495
Health Care Providers & Services - 3.8%
Centene Corp.:
2.5% 3/1/31	650,000	529,722
2.625% 8/1/31	2,645,000	2,152,155
3% 10/15/30	1,310,000	1,113,824
4.25% 12/15/27	1,025,000	975,381
4.625% 12/15/29	585,000	550,702
Cigna Group:
3.4% 3/15/50	500,000	340,318
4.375% 10/15/28	561,000	542,198
4.8% 8/15/38	1,907,000	1,743,620
4.9% 12/15/48	7,000	6,158
CVS Health Corp.:
5% 1/30/29	202,000	199,273
5.125% 2/21/30	2,200,000	2,163,399
5.25% 1/30/31	83,000	81,737
5.3% 6/1/33	1,900,000	1,848,844
5.875% 6/1/53	1,000,000	958,612
HCA Holdings, Inc.:
3.375% 3/15/29	439,000	400,821
3.625% 3/15/32	440,000	384,465
4.625% 3/15/52	660,000	532,013
5.125% 6/15/39	1,217,000	1,129,834
5.25% 6/15/49	240,000	212,884
Humana, Inc. 5.375% 4/15/31	345,000	341,605
ICON Investments Six Designated Activity:
5.849% 5/8/29	868,000	878,885
6% 5/8/34	1,014,000	1,032,465
Sabra Health Care LP:
3.2% 12/1/31	588,000	484,557
3.9% 10/15/29	123,000	109,989
UnitedHealth Group, Inc. 4.75% 7/15/45	950,000	865,174
Universal Health Services, Inc.:
2.65% 10/15/30	1,704,000	1,436,324
2.65% 1/15/32	1,072,000	871,347
		21,886,306
Pharmaceuticals - 1.7%
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (b)	1,050,000	1,024,208
4.875% 6/25/48 (b)	1,150,000	931,534
Bayer U.S. Finance LLC:
6.5% 11/21/33 (b)	1,300,000	1,330,025
6.875% 11/21/53 (b)	400,000	414,788
Bristol-Myers Squibb Co.:
4.125% 6/15/39	138,000	119,350
5.1% 2/22/31	550,000	548,747
5.2% 2/22/34	1,100,000	1,092,895
5.5% 2/22/44	223,000	220,701
5.55% 2/22/54	757,000	745,314
5.65% 2/22/64	1,100,000	1,074,884
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	1,375,000	1,386,301
Perrigo Finance PLC 4.65% 6/15/30	600,000	551,471
		9,440,218
TOTAL HEALTH CARE		33,602,830
INDUSTRIALS - 5.6%
Aerospace & Defense - 2.3%
BAE Systems PLC:
5.25% 3/26/31 (b)	200,000	198,262
5.3% 3/26/34 (b)	800,000	788,137
5.5% 3/26/54 (b)	264,000	257,065
Northrop Grumman Corp. 4.03% 10/15/47	1,225,000	972,040
RTX Corp.:
6.1% 3/15/34	1,100,000	1,151,173
6.4% 3/15/54	1,000,000	1,090,224
The Boeing Co.:
2.196% 2/4/26	1,200,000	1,126,235
2.75% 2/1/26	900,000	851,709
3.625% 2/1/31	2,000,000	1,739,023
3.75% 2/1/50	1,150,000	747,975
5.04% 5/1/27	900,000	879,575
5.15% 5/1/30	2,385,000	2,275,591
6.298% 5/1/29 (b)	161,000	162,305
6.388% 5/1/31 (b)	122,000	123,410
6.528% 5/1/34 (b)	130,000	131,809
6.858% 5/1/54 (b)	196,000	198,788
7.008% 5/1/64 (b)	185,000	186,598
		12,879,919
Building Products - 0.0%
Carrier Global Corp.:
5.9% 3/15/34	60,000	62,328
6.2% 3/15/54	62,000	66,491
		128,819
Ground Transportation - 0.2%
Burlington Northern Santa Fe LLC 4.7% 9/1/45	500,000	445,928
Norfolk Southern Corp. 5.35% 8/1/54	950,000	903,446
		1,349,374
Industrial Conglomerates - 0.1%
Trane Technologies Financing Ltd. 4.5% 3/21/49	300,000	254,588
Machinery - 1.1%
AGCO Corp. 5.8% 3/21/34	1,188,000	1,185,922
Daimler Trucks Finance North America LLC 2% 12/14/26 (b)	1,276,000	1,174,207
Ingersoll Rand, Inc.:
5.314% 6/15/31	1,400,000	1,401,265
5.4% 8/14/28	629,000	633,947
5.45% 6/15/34	1,400,000	1,403,141
5.7% 8/14/33	697,000	710,449
		6,508,931
Passenger Airlines - 0.1%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	136,109	125,713
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/36 (b)	270,170	232,742
United Airlines 2019-1 Class A Pass Through Trust 4.55% 2/25/33	151,554	144,597
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	88,207	81,765
		584,817
Professional Services - 0.3%
Booz Allen Hamilton, Inc. 5.95% 8/4/33	1,488,000	1,527,401
Leidos, Inc. 3.625% 5/15/25	70,000	68,704
		1,596,105
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.3% 2/1/25	850,000	829,998
2.875% 1/15/32	1,900,000	1,586,823
		2,416,821
Transportation Infrastructure - 1.1%
Avolon Holdings Funding Ltd.:
2.528% 11/18/27 (b)	1,601,000	1,430,843
4.375% 5/1/26 (b)	110,000	106,834
5.75% 3/1/29 (b)	4,300,000	4,269,747
6.375% 5/4/28 (b)	440,000	446,148
		6,253,572
TOTAL INDUSTRIALS		31,972,946
INFORMATION TECHNOLOGY - 5.2%
Electronic Equipment, Instruments & Components - 1.3%
Amphenol Corp. 5.25% 4/5/34	937,000	933,964
Dell International LLC/EMC Corp.:
3.45% 12/15/51	253,000	172,137
6.02% 6/15/26	1,518,000	1,531,674
6.2% 7/15/30	950,000	993,794
Vontier Corp.:
1.8% 4/1/26	3,000,000	2,784,889
2.95% 4/1/31	1,169,000	960,609
		7,377,067
IT Services - 0.1%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	1,054,000	979,938
Semiconductors & Semiconductor Equipment - 2.0%
Broadcom, Inc.:
1.95% 2/15/28 (b)	854,000	759,869
2.45% 2/15/31 (b)	460,000	384,563
2.6% 2/15/33 (b)	1,617,000	1,295,011
3.469% 4/15/34 (b)	1,500,000	1,264,156
3.5% 2/15/41 (b)	371,000	282,889
3.75% 2/15/51 (b)	174,000	128,283
Marvell Technology, Inc.:
2.45% 4/15/28	1,500,000	1,347,852
5.75% 2/15/29	750,000	763,047
5.95% 9/15/33	591,000	606,401
Micron Technology, Inc.:
2.703% 4/15/32	1,100,000	907,408
4.185% 2/15/27	1,250,000	1,213,701
5.3% 1/15/31	1,556,000	1,546,091
NVIDIA Corp. 3.7% 4/1/60	1,050,000	790,233
		11,289,504
Software - 1.7%
Microsoft Corp. 3.3% 2/6/27	5,000,000	4,812,356
Oracle Corp.:
2.3% 3/25/28	529,000	475,952
2.875% 3/25/31	1,300,000	1,117,982
3.95% 3/25/51	1,880,000	1,384,973
4% 11/15/47	375,000	284,695
Roper Technologies, Inc. 2% 6/30/30	2,035,000	1,691,962
		9,767,920
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc. 2.8% 2/8/61	700,000	426,153
TOTAL INFORMATION TECHNOLOGY		29,840,582
MATERIALS - 1.8%
Chemicals - 1.5%
Celanese U.S. Holdings LLC:
6.165% 7/15/27	2,000,000	2,027,220
6.35% 11/15/28	256,000	262,887
6.55% 11/15/30	259,000	270,381
6.7% 11/15/33	151,000	158,848
International Flavors & Fragrances, Inc.:
1.832% 10/15/27 (b)	1,825,000	1,618,053
3.468% 12/1/50 (b)	525,000	344,069
5% 9/26/48	850,000	721,888
Sherwin-Williams Co. 4.5% 6/1/47	375,000	317,703
The Dow Chemical Co. 5.15% 2/15/34	1,900,000	1,864,144
Westlake Corp. 3.375% 6/15/30	900,000	806,245
		8,391,438
Containers & Packaging - 0.3%
Avery Dennison Corp. 4.875% 12/6/28	50,000	49,254
Smurfit Kappa Treasury ULC 5.438% 4/3/34 (b)	1,700,000	1,668,615
		1,717,869
TOTAL MATERIALS		10,109,307
REAL ESTATE - 5.7%
Equity Real Estate Investment Trusts (REITs) - 5.4%
Agree LP:
2% 6/15/28	2,100,000	1,839,132
4.8% 10/1/32	1,065,000	998,381
5.625% 6/15/34	980,000	963,968
Alexandria Real Estate Equities, Inc. 1.875% 2/1/33	950,000	712,194
Brixmor Operating Partnership LP:
2.25% 4/1/28	410,000	363,487
4.05% 7/1/30	148,000	136,248
Corporate Office Properties LP:
2% 1/15/29	904,000	764,656
2.25% 3/15/26	52,000	48,944
2.75% 4/15/31	414,000	340,660
2.9% 12/1/33	1,600,000	1,249,851
Crown Castle, Inc. 3.25% 1/15/51	450,000	297,186
Hudson Pacific Properties LP:
3.95% 11/1/27	3,400,000	2,916,477
5.95% 2/15/28	1,900,000	1,630,749
Invitation Homes Operating Partnership LP:
2% 8/15/31	600,000	470,934
4.15% 4/15/32	269,000	244,799
Kite Realty Group LP 5.5% 3/1/34	90,000	87,801
Kite Realty Group Trust:
4% 3/15/25	14,000	13,785
4.75% 9/15/30	277,000	262,999
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31	815,000	528,945
NNN (REIT), Inc. 5.6% 10/15/33	1,900,000	1,891,700
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	278,000	222,736
3.375% 2/1/31	1,402,000	1,192,940
4.5% 1/15/25	600,000	594,416
4.5% 4/1/27	1,000,000	966,150
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/34	92,000	91,045
Piedmont Operating Partnership LP 2.75% 4/1/32	86,000	61,877
Realty Income Corp.:
2.1% 3/15/28	516,000	459,940
2.85% 12/15/32	30,000	24,649
3.25% 1/15/31	30,000	26,502
Store Capital LLC 2.7% 12/1/31	1,675,000	1,337,554
Sun Communities Operating LP:
2.3% 11/1/28	97,000	84,694
2.7% 7/15/31	250,000	205,380
4.2% 4/15/32	1,800,000	1,606,089
5.7% 1/15/33	1,100,000	1,082,618
UDR, Inc.:
2.1% 8/1/32	939,000	726,220
2.1% 6/15/33	374,000	281,132
Ventas Realty LP 2.5% 9/1/31	729,000	594,565
VICI Properties LP:
4.75% 2/15/28	378,000	366,697
4.95% 2/15/30	1,100,000	1,053,785
5.125% 5/15/32	2,578,000	2,436,422
5.75% 4/1/34	69,000	67,865
Vornado Realty LP:
2.15% 6/1/26	103,000	94,598
3.4% 6/1/31	372,000	289,407
Welltower OP LLC 4.125% 3/15/29	675,000	641,092
WP Carey, Inc.:
2.4% 2/1/31	348,000	289,322
4.25% 10/1/26	450,000	437,270
		30,997,861
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
8.05% 3/15/28	412,000	424,836
8.875% 4/12/29	373,000	386,040
Tanger Properties LP:
2.75% 9/1/31	596,000	484,608
3.125% 9/1/26	497,000	466,625
		1,762,109
TOTAL REAL ESTATE		32,759,970
UTILITIES - 9.9%
Electric Utilities - 5.2%
Alabama Power Co. 3.05% 3/15/32	380,000	327,410
American Transmission Systems, Inc. 2.65% 1/15/32 (b)	1,148,000	947,682
Cleco Corporate Holdings LLC:
3.743% 5/1/26	2,790,000	2,686,269
4.973% 5/1/46	750,000	615,694
Duke Energy Corp.:
2.45% 6/1/30	70,000	59,685
4.5% 8/15/32	1,240,000	1,160,356
5% 8/15/52	3,150,000	2,750,574
Duke Energy Ohio, Inc. 5.25% 4/1/33	2,500,000	2,475,564
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	293,000	245,721
2.775% 1/7/32 (b)	266,000	214,854
3.616% 8/1/27 (b)	1,810,000	1,693,335
Entergy Corp. 2.8% 6/15/30	72,000	62,445
Exelon Corp.:
3.35% 3/15/32	1,602,000	1,398,278
4.1% 3/15/52	76,000	58,441
4.7% 4/15/50	800,000	679,744
5.1% 6/15/45	370,000	336,727
5.45% 3/15/34	1,400,000	1,387,629
5.6% 3/15/53	1,400,000	1,355,223
FirstEnergy Corp.:
2.25% 9/1/30	534,000	440,802
2.65% 3/1/30	2,150,000	1,847,833
3.4% 3/1/50	400,000	264,495
4.15% 7/15/27	900,000	857,131
Georgia Power Co. 5.25% 3/15/34	1,400,000	1,390,318
IPALCO Enterprises, Inc. 5.75% 4/1/34 (b)	600,000	591,574
ITC Holdings Corp. 5.65% 5/9/34 (b)	2,000,000	1,995,376
Monongahela Power Co. 5.85% 2/15/34 (b)	875,000	886,439
Nevada Power Co. 3.7% 5/1/29	75,000	70,452
Southern Co.:
4.4% 7/1/46	700,000	587,564
5.113% 8/1/27 (e)	2,050,000	2,038,531
5.7% 3/15/34	380,000	385,516
		29,811,662
Gas Utilities - 0.5%
ONE Gas, Inc. 2% 5/15/30	278,000	232,858
Southern Co. Gas Capital Corp.:
4.4% 5/30/47	625,000	509,632
5.75% 9/15/33	1,800,000	1,839,581
		2,582,071
Independent Power and Renewable Electricity Producers - 1.7%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	1,215,000	1,186,007
Emera U.S. Finance LP:
3.55% 6/15/26	2,550,000	2,439,731
4.75% 6/15/46	1,775,000	1,436,823
The AES Corp.:
1.375% 1/15/26	290,000	270,801
2.45% 1/15/31	4,555,000	3,740,295
3.3% 7/15/25 (b)	216,000	209,794
3.95% 7/15/30 (b)	593,000	534,284
		9,817,735
Multi-Utilities - 2.5%
Berkshire Hathaway Energy Co. 4.6% 5/1/53	2,000,000	1,657,791
Consolidated Edison Co. of New York, Inc. 5.2% 3/1/33	1,300,000	1,297,917
NiSource, Inc.:
2.95% 9/1/29	229,000	204,656
3.6% 5/1/30	950,000	866,697
4.375% 5/15/47	650,000	530,268
4.8% 2/15/44	500,000	436,213
5.25% 3/30/28	4,295,000	4,283,415
Puget Energy, Inc.:
2.379% 6/15/28	2,000,000	1,773,228
4.1% 6/15/30	1,023,000	934,375
4.224% 3/15/32	1,344,000	1,194,848
Sempra 3.8% 2/1/38	1,500,000	1,225,971
		14,405,379
TOTAL UTILITIES		56,616,847
TOTAL NONCONVERTIBLE BONDS (Cost $558,973,747)		509,961,220

U.S. Treasury Obligations - 8.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.75% 8/15/41	2,500,000	1,630,566
1.875% 2/15/41	2,943,000	1,987,560
2% 11/15/41	2,000,000	1,355,625
3.625% 5/15/53	80,000	67,013
4.125% 8/15/53	6,215,000	5,700,320
4.25% 2/15/54	36,850,000	34,564,133
4.625% 5/15/54	3,000,000	2,996,250
U.S. Treasury Notes:
3.5% 2/15/33	4,000	3,714
4.5% 11/15/33	1,500,000	1,500,234
TOTAL U.S. TREASURY OBLIGATIONS (Cost $52,993,654)		49,805,415

Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
Subway Funding LLC Issuer Series 2024-1A:
Class A23, 6.505% 7/30/54 (b)	379,000	379,000
Class A2I, 6.028% 7/30/54 (b)	727,000	727,000
Class A2II, 6.268% 7/30/54 (b)	432,000	432,000
TOTAL ASSET-BACKED SECURITIES (Cost $1,538,000)		1,538,000

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
United Mexican States:
3.25% 4/16/30	200,000	175,600
4.5% 4/22/29	1,000,000	956,563
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,290,645)		1,132,163

Preferred Securities - 0.3%
	Principal Amount (a)	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge, Inc. 5.75% 7/15/80 (c)	753,000	701,727
FINANCIALS - 0.2%
Capital Markets - 0.2%
UBS Group AG 4.875% (b)(c)(f)	950,000	868,743
TOTAL PREFERRED SECURITIES (Cost $1,705,000)		1,570,470

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g) (Cost $8,111,474)	8,109,862	8,111,484

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $624,612,520)	572,118,752
NET OTHER ASSETS (LIABILITIES) - 0.1%	339,855
NET ASSETS - 100.0%	572,458,607

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $99,876,640 or 17.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	30,765,819	77,413,807	100,068,024	637,244	(118)	-	8,111,484	0.0%
Total	30,765,819	77,413,807	100,068,024	637,244	(118)	-	8,111,484

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Nonconvertible Bonds, U.S. Treasury Obligations, Foreign Government and Government Agency Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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